VALUE OF CHARTER PARTY CONTRACTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Increase (Decrease) In Favorable Charter Party Contracts [Roll Forward]
Opening balance	$ 103,376,000	$ 0
Acquired as a result of the Merger	0	127,090,000
Amortization charge	27,277,000	23,714,000	$ 0
Total	76,099,000	103,376,000	0
Less: current portion				$ (22,413,000)	$ (28,829,000)	$ (30,417,000)
Non current portion				53,686,000	74,547,000	96,673,000
Favorable Charter Party Contracts, 2017	22,413,000
Favorable Charter Party Contracts, 2018	18,732,000
Favorable Charter Party Contracts, 2019	18,732,000
Favorable Charter Party Contracts, 2020	12,148,000
Favorable Charter Party Contracts, 2021	4,074,000
Favorable Charter Party Contracts, Thereafter	0
Favorable Charter Party Contracts, Total	103,376,000	0	0	76,099,000	103,376,000
Increase (Decrease) In Unfavorable Charter Party Contracts [Roll Forward]
Opening balance	6,144,000	0
Acquired as a result of the Merger	0	7,543,000
Amortization charge	674,000	1,399,000	0
Total	5,470,000	6,144,000	0
Less: current portion				(672,000)	(674,000)	(1,567,000)
Non current portion				4,798,000	5,470,000	$ 5,976,000
Unfavorable Charter Party Contracts, 2017	672,000
Unfavorable Charter Party Contracts, 2018	672,000
Unfavorable Charter Party Contracts, 2019	672,000
Unfavorable Charter Party Contracts, 2020	674,000
Unfavorable Charter Party Contracts, 2021	672,000
Unfavorable Charter Party Contracts, Thereafter	2,108,000
Unfavorable Charter Party Contracts, Total	$ 6,144,000	$ 0	$ 0	$ 5,470,000	$ 6,144,000